OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
Other Receivables
OTHER RECEIVABLES

6.

OTHER RECEIVABLES

	December 31,
	2019	2020	2020
	CNY	CNY	US$

Withholding social insurance	6	6	1
Input value-added tax	—	4	1
Staff advances	13	12	2
Deposit	20	20	2
	39	42	6

For the financial assets included above, an impairment analysis is performed at each reporting date by considering the probability of default by applying a loss rate with reference to the historical loss record of the Group. The loss rate is adjusted to reflect the current conditions and forecasts of future economic conditions, as appropriate. For staff advances and deposits, management considers the probability of default to be minimal. The financial assets included in the above balances relate to receivables for which there was no recent history of default or expectation of future losses and no impairment was provided for the years ended December 31, 2019 and 2020.